Currency risk (Tables)	6 Months Ended
Jun. 30, 2020
Currency risk
Summary of exposure to foreign currency risk

The Group’s exposure to foreign currency risk as of June 30, 2020 and December 31, 2019 was as follows:

(in thousands of Russian Roubles)

	June 30, 2020
	USD-	EUR-	BYN-	RUB-
	denominated	denominated	denominated	denominated
Cash and cash equivalents	1,668,240	580	3	7,816
Trade and other payables	(55,580)	(6,501)	—	—
Dividends payable	(1,748,783)	—	—	—
Net exposure	(136,123)	(5,921)	3	7,816

(in thousands of Russian Roubles)

	December 31, 2019
	USD-	EUR-	BYN-	RUB-
	denominated	denominated	denominated	denominated
Cash and cash equivalents	627,824	10	4	9,772
Trade and other payables	(6,781)	(3,154)	(253)	(102)
Net exposure	621,043	(3,144)	(249)	9,670